SHARE-BASED COMPENSATION - Movements in the number of RSUs (Details)	12 Months Ended
Dec. 31, 2021 RUB (₽) EquityInstruments shares
Number RSUs
Outstanding at the beginning of the period, Number of RSUs | EquityInstruments
Granted during the period, Number of RSUs | EquityInstruments	1,427,226
Outstanding at the end of the period, Number of RSUs | EquityInstruments	1,427,226
Exercisable at the end of the period, Number of RSUs | EquityInstruments	105,215
Weighted average grant date fair value per award, RUB
Outstanding at the beginning of the period, Weighted average grant date fair value per award, RUB | ₽
Granted during the period, Weighted average grant date fair value per award, RUB | ₽	932
Outstanding at the end of the period, Weighted average grant date fair value per award, RUB | ₽	932
Exercisable at the end of the period, Weighted average grant date fair value per award, RUB | ₽	₽ 1,043
Restricted Stock Units Plan 2021 [Member]
SHARE-BASED COMPENSATION
Vesting period of award	4 years
Vesting proportion on the first anniversary	25.00%
Vesting proportion on each calendar year after first anniversary	25.00%
Percentage of maximum number of RSU can grant in respect to aggregate number of ordinary shares issued and outstanding	6.50%
Number of ordinary shares for each RSU | shares	1